March 31, 1997
                        PREMIER MUNICIPAL BOND FUND
                         SUPPLEMENT TO PROSPECTUS
                         DATED SEPTEMBER 3, 1996
                       AS REVISED DECEMBER 1, 1996
        THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        Effective March 31, 1997, the Fund's name is Dreyfus Premier Municipal Bond Fund.
                                                                    022s033197